                      CONNECTICUT MUTUAL FINANCIAL SERVICES
                              SERIES FUND I, INC.


                                  Annual Report
                                December 31, 1995


                      LIFESPAN DIVERSIFIED INCOME PORTFOLIO
                           LIFESPAN BALANCED PORTFOLIO
                     LIFESPAN CAPITAL APPRECIATION PORTFOLIO

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN DIVERSIFIED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                       MARKET
                SECURITY                                 SHARES         VALUE
                --------                                 ------        ------
COMMON STOCKS (22.0% of Net Assets)

Aerospace (1.5%)
  General Dynamics Corp.                                    2,500    $   147,812
  Lockheed Martin Corp.                                     1,100         86,900
  Rockwell International Corp.                              1,700         89,888
                                                                     -----------
                                                                         324,600
                                                                     -----------
Banking (2.7%)
  Bank of Boston Corp.                                      2,300        106,375
  Bankers Trust New York Corp.                              2,000        133,000
  Chase Manhattan Corp.                                     1,700        103,063
  Morgan (J.P.) & Company, Inc.                             1,400        112,350
  PNC Bank Corp.                                            3,700        119,325
                                                                     -----------
                                                                         574,113
                                                                     -----------
Business Equipment & Services (.4%)
  New England Business Service, Inc.                        4,200         91,875
                                                                     -----------
Chemicals (1.0%)
  Goodrich (B.F.) Co.                                       1,400         95,375
  Monsanto Co.                                                900        110,250
                                                                     -----------
                                                                         205,625
                                                                     -----------
Conglomerates (.5%)
  Hanson PLC                                                6,700        102,175
                                                                     -----------
Drugs & Cosmetics (1.2%)
  American Home Products Corp.                              1,300        126,100
  Bristol-Myers Squibb Co.                                  1,500        128,812
                                                                     -----------
                                                                         254,912
                                                                     -----------
Electric Utilities (3.6%)
  Entergy Corp.                                             4,200        122,850
  FPL Group, Inc.                                           3,100        143,763
  Illinova Corp.                                            3,400        102,000
  Kansas City Power & Light Co.                             4,500        117,563
  Texas Utilities Co.                                         600         24,675
  Unicom Corp.                                              4,300        140,825
  Western Resources, Inc.                                   3,500        116,812
                                                                     -----------
                                                                         768,488
                                                                     -----------
Health Services & Hospital Supplies (.4%)
  Baxter International Inc.                                 2,000         83,750
                                                                     -----------
Insurance (2.1%)
  Aetna Life & Casualty Co.                                 2,000        138,500
  CIGNA Corp.                                                 800         82,600
  Hartford Steam Boiler Inspection & Insurance Co.          2,500        125,000
  St. Paul Companies Inc.                                   1,800        100,125
                                                                     -----------
                                                                         446,225
                                                                     -----------
Iron & Steel (1.0%)
  Carpenter Technology Corp.                                2,800        115,150
  UNR Industries Inc.                                      12,000        103,500
                                                                     -----------
                                                                         218,650
                                                                     -----------
Oil & Gas (3.9%)
  Amoco Corp.                                               1,200         86,250
  Chevron Corp.                                             2,200        115,500
  Exxon Corp.                                               1,400        112,175
  Mobil Corp.                                               1,100        123,200
  Panhandle Eastern Corp.                                   5,600        156,100
  Royal Dutch Petroleum Co.                                   900        127,012
  Ultramar Corp.                                            3,900        100,425
                                                                     -----------
                                                                         820,662
                                                                     -----------
Real Estate (1.4%)
  Camden Property Trust                                     4,300        102,663
  Health & Retirement Property Trust                        5,700         92,625
  Meditrust Corp.                                           2,800         97,650
                                                                     -----------
                                                                         292,938
                                                                     -----------
Retail Trade (.3%)
  Sears, Roebuck & Co.                                      1,600         62,400
                                                                     -----------
Savings & Loan (.3%)
  Ahmanson (H.F.) & Co.                                     2,500         66,250
                                                                     -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN DIVERSIFIED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
Telephone Utilities (1.7%)
  Ameritech Corp.                                           2,000   $    118,000
  GTE Corp.                                                 2,500        110,000
  NYNEX Corp.                                               2,300        124,200
                                                                     -----------
                                                                         352,200
                                                                     -----------
Total Common Stocks
  (Cost $4,192,633)                                                    4,664,863
                                                                     -----------

CONVERTIBLE PREFERRED STOCKS (.5% of Net Assets)

Machinery & Equipment (.5%)
  Case Corp. (Cost $105,325)                                1,100        105,050
                                                                     -----------
                                                          PRINCIPAL
CORPORATE BONDS (23.1% of Net Assets)                      AMOUNT
                                                          ---------
Aerospace (.3%)
  British Aerospace Finance Inc.
     8.00%,1997                                         $  55,000         56,616
                                                                     -----------
Banking (1.7%)
  Barnett Banks, Inc.
     8.50%, 1999                                           55,000         59,419
  Chemical Banking Corp.
     6.625%, 1998                                          50,000         50,964
  Citicorp
     9.46%, 1996                                           50,000         50,574
  First Fidelity Bancorporation
     8.50%, 1998                                           50,000         52,751
  First Union Corp.
     6.75%, 1998                                           50,000         50,939
  Mellon Financial Co.
     6.50%, 1997                                           50,000         50,803
  Security Pacific Corp.
     7.75%, 1996                                           50,000         50,938
                                                                     -----------
                                                                         366,388
                                                                     -----------
Chemicals (2.0%)
  G-I Holdings
     0.00%, 1998                                          100,000         77,500
  IMC Global, Inc.
     6.25%, 2001                                           90,000        113,400
  Lyondell Petrochemical Co.
     8.25%, 1997                                          100,000        102,580
  NL Industries, Inc.
     0.00%, 2005                                          100,000         76,750
  Rexene Corp.
   11.75%, 2004                                            75,000         78,562
  Synthetic Industries, Inc.
   12.75%, 2002                                            75,000         73,500
                                                                     -----------
                                                                         522,292
                                                                     -----------
Drugs & Cosmetics (.3%)
  Revlon Worldwide Corp.
     0.00%, 1998                                          100,000         74,250
                                                                     -----------
Financial Services (1.4%)
  American General Finance Corp.
     8.50%, 1998                                           55,000         58,796
  Associates Corp. of North America
     7.40%, 1999                                           55,000         57,961
  Countrywide Funding Corp.
     6.57%, 1997                                           55,000         55,783
  Merrill Lynch & Co., Inc.
     8.25%, 1996                                           80,000         81,455
  Norwest Financial, Inc.
     6.50%, 1997                                           50,000         50,811
                                                                     -----------
                                                                         304,806
                                                                     -----------


CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN DIVERSIFIED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1995

                                                       PRINCIPAL      MARKET
                SECURITY                                 AMOUNT        VALUE
                --------                               ---------      ------
Food & Beverages (1.1%)
  Grand Metropolitan Investment Corp.
     8.125%, 1996                                      $   50,000   $     50,708
  Nabisco Brands Inc.
     8.00%, 2000                                           50,000         53,145
  Seagram Company Ltd.
     9.75%, 2000                                           55,000         55,764
  Van De Kamps, Inc.
    12.00%, 2005                                           75,000         77,625
                                                                     -----------
                                                                         237,242
                                                                     -----------
Health Services & Hospital Supplies (.4%)
  Regency Health Services, Inc.
     9.875%, 2002                                          75,000         74,250
                                                                     -----------
Leasing (.6%)
  GPA Delaware, Inc.
     8.75%, 1998                                           75,000         70,500
  Penske Truck Leasing Co.
     7.75%, 1999                                           50,000         52,218
                                                                     -----------
                                                                         122,718
                                                                     -----------
Leisure & Entertainment (6.0%)
  Argyle Television Inc.
     9.75%, 2005                                           75,000         74,625
  Bally Park Place Funding
     9.25%, 2004                                           75,000         76,313
  Bally's Grand, Inc.
   10.375%, 2003                                           50,000         51,000
  Casino America, Inc.
    11.50%, 2001                                           75,000         69,375
  Comcast Corp.
     9.125%, 2006                                          75,000         78,188
  Comcast UK Cable Partners Ltd.
     0.00%, 2007                                           75,000         43,875
  Continenal Cablevision, Inc.
     9.50%, 2013                                           75,000         80,625
  Galaxy Telecom L.P.
   12.375%, 2005                                           75,000         74,812
  Graphic Controls Corp.
    12.00%, 2005                                           75,000         78,000
  Hollywood Casino Corp.
    12.75%, 2003                                           75,000         68,625
  Mohegan Tribal Gaming
    13.50%, 2002                                           75,000         81,000
  New World Communications Corp.
    0.00%, 1999                                           150,000        103,500
  Paxson Communications Corp.
    11.625%, 2002                                          75,000         76,125
  Resorts International, Inc.
    11.00%, 2003                                           75,000         69,750
  Rio Hotel & Casino, Inc.
    10.625%, 2005                                          75,000         76,195
  Trump Castle Funding, Inc.
    11.75%, 2003                                           75,000         64,594
  Trump Taj Mahal
     0.00%, 1999                                           75,000         72,188
  United International Holdings, Inc.
     0.00%, 1999                                           50,000         29,375
                                                                     -----------
                                                                       1,268,165
                                                                     -----------
Manufacturing (1.5%)
  Figgie International
    9.875%, 1999                                           75,000         75,000
  Jordan Industries, Inc.
    10.375%, 2003                                          75,000         66,750
  Portola Packaging, Inc.
    10.75%, 2005                                           75,000         77,625
                                                                     -----------
                                                                         219,375
                                                                     -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN DIVERSIFIED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1995

                                                       PRINCIPAL      MARKET
                SECURITY                                 AMOUNT        VALUE
                --------                               ---------      ------
Oil & Gas (.6%)
  Coastal Corp.
     8.75%, 1999                                       $   50,000   $     53,951
  Mesa Capital CP
    12.75%, 1998                                           75,000         66,375
                                                                     -----------
                                                                         120,326
                                                                     -----------
Paper & Forest Products (1.3%)
  Fort Howard Corp.
     9.00%, 2006                                           75,000         73,500
  Gaylord Container Corp.
     0.00%, 2005                                           75,000         73,875
  Georgia-Pacific Corp.
     9.85%, 1997                                           55,000         57,987
  Stone Container Corp.
     9.875%, 2001                                          75,000         72,938
                                                                     -----------
                                                                         278,300
                                                                     -----------
Printing & Publishing (.6%)
  Marvel III Holdings Inc.
     9.125%, 1998                                          75,000         69,000
  Reed Publishing USA Inc.
     7.24%, 1997                                           50,000         50,921
                                                                     -----------
                                                                         119,921
                                                                     -----------
Retail Trade (1.0%)
  Pathmark Stores, Inc.
     0.00%, 2003                                          150,000         91,875
  Sears, Roebuck & Co.
     9.44%, 1996                                           55,000         55,464
     8.39%, 1999                                           55,000         59,210
                                                                     -----------
                                                                         206,549
                                                                     -----------
Savings & Loan (.3%)
  Golden West Financial Corp.
     8.625%, 1998                                          50,000         53,382
                                                                     -----------
Technology (.4%)
  Storage Technology Corp.
     7.00%, 2008                                           70,000         78,050
                                                                     -----------
Telecommunications (2.4%)
  A+ Network, Inc.
    11.875%, 2005                                          75,000         75,750
  In-Flight Phone Corp.
     0.00%, 2002                                           75,000         24,938
  Metrocall, Inc.
    10.375%, 2007                                          75,000         79,500
  MFS Communications Company, Inc.
     0.00%, 2004                                          100,000         80,750
  PriCellular Corp.
     0.00%, 2003                                          100,000         78,000
  Tele-Communications, Inc.
     5.28%, 1996                                           80,000         79,681
  TeleWest PLC
    9.625%, 2006                                           50,000         50,875
     0.00%, 2007                                           50,000         30,188
                                                                     -----------
                                                                         499,682
                                                                     -----------
Telephone Utilities (.5%)
  GTE Corp.
     8.85%, 1998                                           55,000         58,638
  MCI Communications Corp.
     7.625%, 1996                                           55,000         55,876
                                                                     -----------
                                                                         114,514
                                                                     -----------
Tobacco (.5%)
  B.A.T Capital Corp.
     6.66%, 2000                                           55,000         56,270
  Philip Morris Companies Inc.
     8.75%, 1996                                           55,000         56,512
                                                                     -----------
                                                                         112,782
                                                                     -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN DIVERSIFIED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1995

                                                       PRINCIPAL      MARKET
                SECURITY                                 AMOUNT        VALUE
                --------                               ---------      ------
Wholesale Trade (.2%)
  Hines Horticulture, Inc.
    11.75%, 2005                                       $   50,000   $     52,500
                                                                     -----------
Total Corporate Bonds
  (Cost $4,842,340)                                                    4,882,108
                                                                     -----------

U.S. GOVERNMENT & AGENCY LONG-TERM OBLIGATIONS (48.9% of Net Assets)

U.S. Treasury Bond
   8.125%, 2019                                         1,160,000      1,458,514
U.S. Treasury Notes
   7.625%, 1996                                           695,000        700,213
   7.375%, 1997                                         1,025,000      1,063,755
   5.125%, 1998                                         3,610,000      3,601,458
   6.75%, 1999                                          1,320,000      1,380,219
   7.50%, 2001                                          1,055,000      1,161,988
   7.25%, 2004                                            895,000        995,267
                                                                     -----------

Total U.S. Government & Agency Long-Term Obligations
  (Cost $10,070,179)                                                  10,361,414
                                                                     -----------

REPURCHASE AGREEMENTS (4.2% of Net Assets)

State Street Bank & Trust Co.
   4.75%, due 1/2/96  (Cost $886,000)                     886,000        886,000
                                                                     -----------

TOTAL INVESTMENTS
  (Cost $20,096,477)                                                 $20,899,435
                                                                     -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1995



                                                                   MARKET
          SECURITY                                 SHARES           VALUE
          --------                                 ------          ------

COMMON STOCKS (42.8% of Net Assets)

Aerospace (2.2%)
  General Dynamics Corp.                           3,800           $224,675
  Lockheed Martin Corp.                            2,400            189,600
  Loral Corp.                                      3,800            134,425
  McDonnell Douglas Corp.                          1,100            101,200
  Rockwell International Corp.                     2,800            148,050
                                                                 ----------
                                                                    797,950
                                                                 ----------
Airlines (.5%)
  AMR Corp.                                          800             59,400
  Delta Air Lines, Inc.                              700             51,712
  Northwest Airlines Corp.                         1,500             76,500
                                                                 ----------
                                                                    187,612
                                                                 ----------
Apparel & Textiles (.8%)
  Nautica Enterprises, Inc.                        2,000             87,500
  St. John Knits, Inc.                             1,400             74,375
  Tommy Hilfiger Corp.                             2,700            114,412
                                                                 ----------
                                                                    276,287
                                                                 ----------
Auto & Auto Related (.2%)
  Discount Auto Parts, Inc.                        2,200             68,475
                                                                 ----------
Banking (3.1%)
  Bank of Boston Corp.                             4,600            212,750
  Bankers Trust New York Corp.                     2,800            186,200
  Chase Manhattan Corp.                            3,400            206,125
  Morgan (J.P.) & Company, Inc.                    2,800            224,700
  PNC Bank Corp.                                   5,900            190,275
  Wells Fargo & Co.                                  300             64,800
                                                                 ----------
                                                                  1,084,850
                                                                 ----------
Building Materials & Construction (.2%)
  USG Corp.                                        1,900             57,000
                                                                 ----------
Business Equipment & Services (.4%)
  Medic Computer Systems, Inc.                       900             54,450
  New England Business Service, Inc.               4,200             91,875
                                                                 ----------
                                                                    146,325
                                                                 ----------
Chemicals (2.0%)
  Cabot Corp.                                        600             32,325
  FMC Corp.                                          800             54,100
  Goodrich (B.F.) Co.                              2,200            149,875
  Grace (W.R.) & Co.                               1,400             82,775
  IMC Global, Inc.                                 2,200             89,925
  Monsanto Co.                                     1,600            196,000
  Potash Corporation of Saskatchewan Inc.          1,200             85,050
                                                                 ----------
                                                                    690,050
                                                                 ----------
Commercial Services (1.3%)
  AccuStaff, Inc.                                  2,400            105,600
  Alternative Resources Corp.                      1,300             39,325
  Cambridge Technology Partners, Inc.              1,700             97,750
  Corrections Corporation of America               4,000            148,500
  Quintiles Transnational Corp.                    1,800             73,800
                                                                 ----------
                                                                    464,975
                                                                 ----------
Computer Business Equipment & Services (3.5%)
  Acxiom Corporation                               2,500             68,437
  ALANTEC Corp.                                    1,600             93,200
  Cognex Corp.                                     4,000            139,000
  Comverse Technology, Inc.                        2,300             46,000
  Davidson and Associates, Inc.                    1,700             37,400
  Epic Design Technology, Inc.                     2,600             54,600
  Global Village Communication                     2,400             46,500
  Hyperion Software Corp.                          3,400             72,250
  Inso Corp.                                       1,200             51,000
  McAfee Associates, Inc.                          2,350            103,106
  Microcom, Inc.                                   1,600             41,600
  National Data Corp.                              1,400             34,650
  NetManage, Inc.                                  2,000             46,500
  Optical Data Systems, Inc.                       1,000             25,250
  Project Software & Development, Inc.             2,000             69,750
  Rational Software Corp.                          2,300             51,463


CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995



                                                                   MARKET
          SECURITY                                 SHARES           VALUE
          --------                                 ------          ------

  Remedy Corp.                                       900            $53,325
  Shiva Corp.                                        800             58,200
  StorMedia, Inc.                                  1,700             62,050
  Zebra Technologies Corp.                         3,000            102,000
                                                                 ----------
                                                                  1,256,281
                                                                 ----------
Conglomerates (.8%)
  Hanson PLC                                       6,700            102,175
  Jardine Matheson Holdings Ltd.                      45                308
  Textron, Inc.                                    1,500            101,250
  Tyco International Ltd.                          2,600             92,625
                                                                 ----------
                                                                    296,358
                                                                 ----------
Drugs & Cosmetics (.9%)
  American Home Products Corp.                     1,800            174,600
  Bristol-Myers Squibb Co.                         1,500            128,812
  Watson Pharmaceuticals, Inc.                       500             24,500
                                                                 ----------
                                                                    327,912
                                                                 ----------
Electric Utilities (3.1%)
  Entergy Corp.                                    7,100            207,675
  FPL Group, Inc.                                  4,900            227,237
  Illinova Corp.                                   5,000            150,000
  Kansas City Power & Light Co.                    4,500            117,562
  Texas Utilities Co.                              1,200             49,350
  Unicom Corp.                                     7,300            239,075
  Western Resources, Inc.                          3,500            116,812
                                                                 ----------
                                                                  1,107,711
                                                                 ----------
Electrical & Electronic Equipment (1.7%)
  Actel Corp.                                      3,400             36,550
  Allen Group, Inc.                                2,000             44,750
  Burr-Brown Corp.                                 1,800             45,900
  Cable Design Technologies                        1,100             48,400
  Cidco, Inc.                                      1,100             28,050
  Credence Systems Corp.                           1,700             38,887
  GaSonics International                           2,500             33,750
  Input/Output, Inc.                               1,200             69,300
  Kemet Corp.                                      2,800             66,850
  S3, Inc.                                         3,200             56,400
  Sanmina Corp.                                    1,400             72,625
  Ultratech Stepper, Inc.                          2,100             54,075
                                                                 ----------
                                                                    595,537
                                                                 ----------
Environmental Control (.4%)
  Tetra Tech, Inc.                                 2,400             54,600
  United Waste Systems, Inc.                       2,700            100,575
                                                                 ----------
                                                                    155,175
                                                                 ----------
Financial Services (.1%)
  Amresco, Inc.                                    3,000             38,250
                                                                 ----------
Food & Beverages (.1%)
  Dole Food Company, Inc.                          1,500             52,500
                                                                 ----------
Health Services & Hospital Supplies (2.7%)
  Baxter International Inc.                        4,300            180,062
  Columbia Healthcare Corp.                        1,600             81,200
  Express Scripts, Inc.                            1,300             66,300
  Gulf South Medical Supply, Inc.                  2,400             72,600
  Idexx Laboratories, Inc.                         1,800             84,600
  MedPartners, Inc.                                1,600             52,800
  Omnicare, Inc.                                   1,600             71,600
  OrNda Healthcorp                                 2,700             62,775
  PhyCor, Inc.                                     1,850             93,541
  Physician Reliance Network, Inc.                 1,500             59,625
  Physician Sales & Service, Inc.                  4,600            131,100
                                                                 ----------
                                                                    956,203
                                                                 ----------
Insurance (3.0%)
  Aetna Life & Casualty Co.                        3,200            221,600
  Allstate Corp.                                   2,300             94,587
  CIGNA Corp.                                      1,600            165,200
  Compdent Corp.                                   1,600             66,400
  Hartford Steam Boiler Inspection & Insurance Co. 2,500            125,000
  St. Paul Companies Inc.                          2,900            161,312
  TIG Holdings, Inc.                               2,000             57,000



CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995




                                                                   MARKET
          SECURITY                                 SHARES           VALUE
          --------                                 ------          ------

  Travelers Group                                  2,500           $157,187
                                                                 ----------
                                                                  1,048,286
                                                                 ----------
Iron & Steel (.6%)
  Carpenter Technology Corp.                       2,800            115,150
  UNR Industries Inc.                             12,000            103,500
                                                                 ----------
                                                                    218,650
                                                                 ----------
Leasing (.1%)
  Oxford Resources Corp.                           1,900             42,750
                                                                 ----------
Leisure & Entertainment (.7%)
  Clear Channel Communications, Inc.               2,200             97,075
  Mattel, Inc.                                     1,700             52,275
  Regal Cinemas, Inc.                              3,000             89,250
                                                                 ----------
                                                                    238,600
                                                                 ----------
Lodging & Restaurants (.3%)
  Boston Chicken, Inc.                             2,300             73,887
  Papa John's International, Inc.                  1,000             41,187
                                                                 ----------
                                                                    115,074
                                                                 ----------
Machinery & Equipment (.8%)
  Case Corp.                                       2,000             91,500
  Electroglas, Inc.                                3,200             78,400
  Harnischfeger Industries, Inc.                     800             26,600
  Mark IV Industries, Inc.                         1,900             37,525
  Parker-Hannifin Corp.                            1,600             54,800
                                                                 ----------
                                                                    288,825
                                                                 ----------
Manufacturing (1.0%)
  AGCO Corp.                                       1,600             81,600
  Black & Decker Corp.                             1,500             52,875
  Blyth Industries, Inc.                           2,400             70,800
  FSI International, Inc.                          2,400             48,600
  Helix Technology Corp.                           1,400             55,300
  Integrated Process Equipment Corp.               1,400             32,900
                                                                 ----------
                                                                    342,075
                                                                 ----------
Miscellaneous (.3%)
  Premark International, Inc.                      1,800             91,125
                                                                 ----------
Office Equipment (.4%)
  US Office Products Co.                           2,400             54,600
  Xerox Corp.                                        600             82,200
                                                                 ----------
                                                                    136,800
                                                                 ----------
Oil & Gas (3.6%)
  Amoco Corp.                                      1,900            136,562
  Chevron Corp.                                    3,800            199,500
  Exxon Corp.                                      1,400            112,175
  Mobil Corp.                                      1,900            212,800
  Panhandle Eastern Corp.                          9,400            262,025
  Repsol SA (ADR)                                  1,300             42,601
  Royal Dutch Petroleum Co.                        1,300            183,463
  Ultramar Corp.                                   3,900            100,425
  YPF Sociedad Anonima (ADR)                       1,300             28,113
                                                                 ----------
                                                                  1,277,664
                                                                 ----------
Paper & Forest Products (.3%)
  Kimberly-Clark Corp.                             1,092             90,363
                                                                 ----------
Printing & Publishing (.3%)
  Gartner Group, Inc.                              1,900             90,963
                                                                 ----------
Real Estate (.8%)
  Camden Property Trust                            4,300            102,663
  Castle & Cooke Inc.                                500              8,375
  Health & Retirement Property Trust               5,700             92,625
  Meditrust Corp.                                  2,800             97,650
                                                                 ----------
                                                                    301,313
                                                                 ----------
Retail Trade (1.6%)
  CDW Computer Centers, Inc.                       1,300             52,650
  Corporate Express, Inc.                          2,000             60,250
  Eckerd Corp.                                     1,500             66,938
  Kroger Co.                                       2,400             90,000
  MSC Industrial Direct Co., Inc.                  1,000             27,500
  Sears, Roebuck & Co.                             4,200            163,800



CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995



                                                                   MARKET
          SECURITY                                 SHARES           VALUE
          --------                                 ------          ------

  Service Merchandise Co., Inc.                    2,200            $11,000
  Sunglass Hut International, Inc.                 2,400             57,000
  Waban Inc.                                       2,200             41,250
                                                                 ----------
                                                                    570,388
                                                                 ----------
Savings & Loan (.3%)
  Ahmanson (H.F.) & Co.                            4,300            113,950
                                                                 ----------
Technology (1.3%)
  Compaq Computer Corp.                            1,500             72,000
  Conner Peripherals, Inc.                         1,300             27,300
  Electronics for Imaging, Inc.                    3,000            131,250
  Seagate Technology, Inc.                         1,100             52,250
  Storage Technology Corp.                         1,800             42,975
  Stratus Computer, Inc.                           2,000             69,250
  Sun Microsystems, Inc.                           1,800             82,125
                                                                 ----------
                                                                    477,150
                                                                 ----------
Telcommunications (.9%)
  Aspect Telecommunications Corp.                  2,700             90,450
  Coherent Communication System Corp.              2,300             44,275
  DSP Communications, Inc.                         1,400             61,075
  Ericsson LM Tel. Co. (ADR)                       3,520             68,640
  LCI International, Inc.                          2,400             49,200
                                                                -----------
                                                                    313,640
                                                                -----------
Telephone Utilities (2.0%)
  Ameritech Corp.                                  3,800            224,200
  GTE Corp.                                        4,700            206,800
  NYNEX Corp.                                      4,000            216,000
  VTEL Corp.                                       2,400             44,400
                                                                -----------
                                                                    691,400
                                                                -----------
Transportation (.5%)
  Atlas Air, Inc.                                  3,000             50,250
  Fritz Companies, Inc.                            2,000             83,000
  Wisconsin Central Transportation                   900             59,175
                                                                -----------
                                                                    192,425
                                                                -----------
Total Common Stocks
  (Cost $13,675,873)                                             15,200,892
                                                                -----------

FOREIGN COMMON STOCKS (12.7% of Net Assets)

Auto & Auto Related (.4%)
  Autoliv AB (Sweden)                              1,000             58,436
  Bridgestone Corp. (Japan)                        1,000             15,884
  Michelin CGDE (France)                           1,000             39,882
  Valeo SA (France)                                  700             32,420
                                                                -----------
                                                                    146,622
                                                                -----------
Banking (.8%)
  Banco Popular Espanol (Spain)                      400             73,768
  Bangkok Bank Company Ltd. (Thailand)             4,000             48,591
  HSBC Holdings PLC (Hong Kong)                    2,000             30,262
  Malayan Banking Berhad (Malaysia)                6,000             50,557
  Societe Generale Paris (France)                    215             26,562
  Thai Farmers Bank Ltd. (Thailand)                4,600             46,383
                                                                -----------
                                                                    276,123
                                                                -----------
Building Materials & Construction (.3%)
  Autopistas Concesionaria Espanola SA (Spain)     4,000             45,507
  Compagnie de Saint-Gobain (France)                 250             27,262
  PT Indocement Tunggal Prakar (Indonesia)         7,000             27,553
                                                                -----------
                                                                    100,322
                                                                -----------
Chemicals (.3%)
  Akzo Nobel (Netherlands)                           200             23,132
  Sekisui Chemical Co. (Japan)                     5,000             73,608
                                                                -----------
                                                                     96,740
                                                                -----------
Computer Business Equipment & Services (.3%)
  Fujitsu Ltd. (Japan)                             8,000             89,104
  Getronics NV (Netherlands)                         600             28,043
                                                                -----------
                                                                    117,147
                                                                -----------


CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995


                                                                   MARKET
          SECURITY                                 SHARES           VALUE
          --------                                 ------          ------

Conglomerates (.9%)
  Canadian Pacific Ltd. (Canada)                   2,100            $38,255
  First Pacific Co. (Hong Kong)                   42,000             46,712
  Hutchison Whampoa Ltd. (Hong Kong)              10,000             60,912
  Mannesmann AG (Germany)                            195             62,082
  Renong Berhad (Malaysia)                        22,000             32,571
  Viag AG (Germany)                                  170             68,142
                                                                -----------
                                                                    308,674
                                                                -----------
Drugs & Cosmetics (1.8%)
  Astra AB (Sweden)                                1,800             71,841
  Ciba-Geigy AG (Switzerland)                        100             87,993
  PT Kalbe Farma (Indonesia)                       6,000             20,337
  Sandoz AG (Switzerland)                            100             91,547
  Schering AG (Germany)                            1,000             66,246
  SmithKline Beecham (United Kingdom)              8,000             88,212
  SmithKline Bch/Bec Units (United Kingdom)        5,000             54,512
  Takeda Chemical Industries (Japan)               5,000             82,325
  Zeneca Group PLC (United Kingdom)                4,000             77,372
                                                                -----------
                                                                    640,385
                                                                -----------
Electric Utilities (.3%)
  Powergen PLC (United Kingdom)                    3,542             29,265
  VEBA AG (Germany)                                2,000             84,908
                                                                -----------
                                                                    114,173
                                                                -----------
Electrical & Electronic Equipment (1.4%)
  BBC AG Brown Boveri & Cie. (Switzerland)            65             75,509
  Hitachi Ltd. (Japan)                             5,000             50,363
  Keyence Corp. (Japan)                              600             69,153
  Kyocera Corp. (Japan)                            1,000             74,286
  Matsushita Electric Industrial Co., Ltd. (Japan) 4,000             65,085
  Philips Electronics NV (Netherlands)             1,100             39,758
  Toshiba Corp. (Japan)                           14,000            109,695
                                                                -----------
                                                                    483,849
                                                                -----------
Financial Services (.5%)
  Compagnie Bancaire SA (France)                     445             49,798
  International Nederlanden Groep NV (Netherlands) 1,000             66,804
  Nichiei Co., Ltd. (Japan)                        1,000             74,576
                                                                -----------
                                                                    191,178
                                                                -----------
Food & Beverages (.4%)
  Heineken NV (Netherlands)                          550             90,142
  Nestle SA (Switzerland)                             50             55,310
                                                                -----------
                                                                    145,452
                                                                -----------
Insurance (.7%)
  AEGON NV (Netherlands)                           2,000             88,490
  AXA (France)                                       900             60,649
  Munich Reinsurance (Germany)                        25             54,374
  Skandia Foersaekrings AB (Sweden)                1,300             35,145
                                                                -----------
                                                                    238,658
                                                                -----------
Iron & Steel (.4%)
  Acerinox SA (Spain)                                500             50,577
  Outokumpu Oy (Finland)                           1,200             19,037
  Rio Tinto-Zinc Corp. PLC (United Kingdom)        4,000             58,146
                                                                -----------
                                                                    127,760
                                                                -----------
Leisure & Entertainment (.3%)
  Carlton Communications PLC (United Kingdom)      3,400             50,982
  Television Broadcasts Ltd. (Hong Kong)          11,000             39,192
  Thorn EMI PLC (United Kingdom)                   1,000             23,552
                                                                -----------
                                                                    113,726
                                                                -----------
Machinery & Equipment (.4%)
  Mabuchi Motor Co. (Japan)                          800             49,743
  Mitsubishi Heavy Industries Ltd. (Japan)         6,000             47,826
  NSK Limited (Japan)                              3,000             21,792
  SMC Corp. (Japan)                                  100              7,235
  THK Company Ltd. (Japan)                         1,000             28,475
                                                                -----------
                                                                    155,071
                                                                -----------
Metals & Mining (.1%)
  Western Mining Corp. Holdings Ltd. (Australia)   2,000             12,844
                                                                -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995


                                                                   MARKET
          SECURITY                                 SHARES           VALUE
          --------                                 ------          ------

Miscellaneous (.2%)
  SGS Societe Generale de Surveillance
    Holdings SA (Switzerland)                         30            $59,558
  Siemens AG (Germany)                                40             21,889
                                                                -----------
                                                                     81,447
                                                                -----------
Office Equipment (.4%)
  Canon Inc. (Japan)                               6,000            108,668
  Ricoh Corp., Ltd (Japan)                         5,000             54,722
                                                                -----------
                                                                    163,390
                                                                -----------
Oil & Gas (1.0%)
  Ampolex Ltd. (Australia)                        23,000             50,260
  British Petroleum Co., Ltd. (United Kingdom)     6,000             50,085
  Compagnie Francaise de Petroleum Total (France)    900             60,741
  Hong Kong & China Gas Company Ltd. (Hong Kong)  13,000             20,931
  Imperial Oil Ltd. (Canada)                       1,100             39,573
  Lasmo PLC (United Kingdom)                       7,393             19,978
  Saga Petroleum (Norway)                          4,000             53,362
  Societe Nationale Elf Aquitaine (France)           560             41,260
                                                                -----------
                                                                    336,190
                                                                -----------
Paper & Forest Products (.1%)
  Mo och Domsjo AB (Sweden)                          800             34,098
                                                                -----------
Printing & Publishing (.2%)
  De la Rue PLC (United Kingdom)                   1,600             16,176
  Elsevier NV (Netherlands)                        2,200             29,339
  Wolters-Kluwer NV (Netherlands)                    400             37,839
                                                                -----------
                                                                     83,354
                                                                -----------
Retail Trade (.8%)
  Adidas AG (Germany)                                140              7,407
  Argyll Group PLC (United Kingdom)                4,000             21,121
  Carrefour Supermarche SA (France)                  115             69,770
  Ito-Yokado Ltd. (Japan)                          1,000             61,598
  JUSCO Co. (Japan)                                1,000             26,053
  LVMH Louis Vuitton Moet-Hennessy (France)          270             56,239
  Next PLC (United Kingdom)                        7,000             49,573
                                                                -----------
                                                                    291,761
                                                                -----------
Telecommunications (.3%)
  Nokia AB (Finland)                               1,200             47,179
  Telecom Italia S.p.A (Italy)                    19,000             29,551
  Telecom Italia Mobile S.p.A (Italy)             19,000             33,439
                                                                -----------
                                                                    110,169
                                                                -----------
Telephone Utilities (.3%)
  DDI Corporation (Japan)                              7             54,237
  Telefonica de Espana (Spain)                     3,000             41,550
                                                                -----------
                                                                     95,787
                                                                -----------
Tobacco (.1%)
  PT HM Sampoerna (Indonesia)                      4,000             41,636
                                                                -----------
Total Foreign Common Stocks
  (Cost $4,378,634)                                               4,506,556
                                                                -----------
CONVERTIBLE PREFERRED STOCKS (.3% of Net Assets)
Machinery & Equipment (.3%)
  Case Corp.  (Cost $105,325)                      1,100            105,050
                                                                -----------
FOREIGN PREFERRED STOCKS (.8% of Net Assets)
Computer Business Equipment & Services (.2%)
  SAP AG (Germany)                                   400             60,509
                                                                -----------
Conglomerates (.1%)
  RWE AG (Germany)                                   185             51,586
                                                                -----------
Electric Utilities (.2%)
  CEMIG (Brazil)                               2,724,149             57,510
                                                                -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995




                                                                   MARKET
          SECURITY                                 SHARES           VALUE
          --------                                 ------          ------

Financial Services (.2%)
  Banco Bradesco SA (Brazil)                   6,140,292            $52,700
                                                                -----------
Telecommunications (.1%)
  Telecomunicacoes de Sao Paulo SA (Brazil)      350,000             51,492
                                                                -----------
Total Foreign Preferred Stocks
  (Cost $305,428)                                                   273,797
                                                                -----------

                                                 PRINCIPAL
                                                   AMOUNT
CORPORATE BONDS (17.9% of Net Assets)             ---------

Aerospace (.1%)
  British Aerospace Finance Inc.
     8.00%, 1997                                  $40,000            41,175
                                                                -----------

Banking (.7%)
  Barnett Banks, Inc.
     8.50%, 1999                                   35,000            37,812
  Chemical Banking Corp.
     6.625%, 1998                                  35,000            35,675
  Citicorp
     9.46%, 1996                                   35,000            35,402
  First Fidelity Bancorporation
     8.50%, 1998                                   35,000            36,926
  First Union Corp.
     6.75%, 1998                                   35,000            35,657
  Mellon Financial Co.
     6.50%, 1997                                   35,000            35,562
  Security Pacific Corp.
     7.75%, 1996                                   35,000            35,657
                                                                -----------
                                                                    252,691
                                                                -----------
Chemicals (2.0%)
  G-I Holdings
     0.00%, 1998                                  150,000           116,250
  IMC Global, Inc.
     6.25%, 2001                                   90,000           113,400
  Lyondell Petrochemical Co.
     8.25%, 1997                                   70,000            71,806
  NL Industries, Inc.
     0.00%, 2005                                  175,000           134,312
  Rexene Corp.
   11.75%, 2004                                   125,000           130,937
  Synthetic Industries, Inc.
   12.75%, 2002                                   125,000           122,500
                                                                -----------
                                                                    689,205
                                                                -----------
Drugs & Cosmetics (.4%)
  Revlon Worldwide Corp.
     0.00%, 1998                                  175,000           129,938
                                                                -----------
Financial Services (.6%)
  American General Finance Corp.
     8.50%, 1998                                   40,000            42,761
  Associates Corp. of North America
     7.40%, 1999                                   40,000            42,153
  Countrywide Funding Corp.
     6.57%, 1997                                   40,000            40,569
  Merrill Lynch & Co., Inc.
     8.25%, 1996                                   55,000            56,000
  Norwest Financial, Inc.
     6.50%, 1997                                   35,000            35,568
                                                                -----------
                                                                    217,051
                                                                -----------
Food & Beverages (.7%)
  Grand Metropolitan Investment Corp.
     8.125%, 1996                                  35,000            35,496
  Nabisco Brands Inc.
     8.00%, 2000                                   35,000            37,202
  Seagram Company Ltd.
     9.75%, 2000                                   40,000            40,556



CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995




                                                PRINCIPAL         MARKET
          SECURITY                                AMOUNT           VALUE
          --------                              ---------         ------

  Van De Kamps, Inc.
    12.00%, 2005                                 $125,000          $129,375
                                                                -----------
                                                                    242,629
                                                                -----------
Health Services & Hospital Supplies (.4%)
  Regency Health Services, Inc.
     9.875%, 2002                                 125,000           123,750
                                                                -----------
Leasing (.4%)
  GPA Delaware, Inc.
     8.75%, 1998                                  125,000           117,500
  Penske Truck Leasing Co.
     7.75%, 1999                                   35,000            36,553
                                                                -----------
                                                                    154,053
                                                                -----------
Leisure & Entertainment (5.7%)
  Bally Park Place Funding
     9.25%, 2004                                  125,000           127,188
  Bally's Grand, Inc.
   10.375%, 2003                                   75,000            76,500
  Casino America, Inc.
    11.50%, 2001                                  125,000           115,625
  Century Communications Corp.
     9.75%, 2002                                  100,000           104,500
  Comcast Corp.
     9.125%, 2006                                 125,000           130,312
  Comcast UK Cable Partners Ltd.
     0.00%, 2007                                  125,000            73,125
  Continental Cablevision, Inc.
     9.50%, 2013                                  125,000           134,375
  Galaxy Telecom L.P.
   12.375%, 2005                                  125,000           124,688
  Graphic Controls Corp.
    12.00%, 2005                                  125,000           130,000
  Hollywood Casino Corp.
    12.75%, 2003                                  125,000           114,375
  Mohegan Tribal Gaming
    13.50%, 2002                                  125,000           135,000
  New World Communications Corp.
     0.00%, 1999                                  250,000           172,500
  Paxson Communications Corp.
    11.625%, 2002                                 125,000           126,875
  Resorts International, Inc.
    11.00%, 2003                                  125,000           116,250
  Rio Hotel & Casino, Inc.
    10.625%, 2005                                 125,000           126,992
  Trump Castle Funding, Inc.
    11.75%, 2003                                  125,000           107,656
  Trump Taj Mahal
     0.00%, 1999                                  125,000           120,312
                                                                -----------
                                                                  2,036,273
                                                                -----------
Manufacturing (1.0%)
  Figgie International, Inc.
     9.875%, 1999                                 125,000           125,000
  Jordan Industries, Inc.
    10.375%, 2003                                 125,000           111,250
  Portola Packaging, Inc.
    10.75%, 2005                                  125,000           129,375
                                                                -----------
                                                                    365,625
                                                                -----------
Oil & Gas (.4%)
  Coastal Corp.
     8.75%, 1999                                   35,000            37,766
  Mesa Capital CP
    12.75%, 1998                                  125,000           110,625
                                                                -----------
                                                                    148,391
                                                                -----------
Paper & Forest Products (1.2%)
  Fort Howard Corp.
     9.00%, 2006                                  125,000           122,500
  Gaylord Container Corp.
     0.00%, 2005                                  125,000           123,125
  Georgia-Pacific Corp.
     9.85%, 1997                                   40,000            42,172



CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995




                                                PRINCIPAL         MARKET
          SECURITY                                AMOUNT           VALUE
          --------                              ---------         ------

  Stone Container Corp.
     9.875%, 2001                                $125,000          $121,562
                                                                -----------
                                                                    409,359
                                                                -----------
Printing & Publishing (.4%)
  Marvel III Holdings Inc.
     9.125%, 1998                                 125,000           115,000
  Reed Publishing USA Inc.
     7.24%, 1997                                   35,000            35,645
                                                                -----------
                                                                    150,645
                                                                -----------
Retail Trade (.7%)
  Pathmark Stores, Inc.
     0.00%, 2003                                  250,000           153,125
  Sears, Roebuck & Co.
     9.44%, 1996                                   40,000            40,338
     8.39%, 1999                                   40,000            43,062
                                                                -----------
                                                                    236,525
                                                                -----------
Savings & Loan (.1%)
  Golden West Financial Corp.
     8.625%, 1998                                  35,000            37,368
                                                                -----------
Technology (.2%)
  Storage Technology Corp.
     7.00%, 2008                                   70,000            78,050
                                                                -----------
Telecommunications (2.1%)
  A+ Network, Inc.
    11.875%, 2005                                 125,000           126,250
  In-Flight Phone Corp.
     0.00%, 2002                                  125,000            41,562
  Metrocall, Inc.
    10.375%, 2007                                 125,000           132,500
  MFS Communications Company, Inc.
     0.00%, 2004                                  175,000           141,312
  PriCellular Corp.
     0.00%, 2003                                  175,000           136,500
  Tele-Communications, Inc.
     5.28%, 1996                                   60,000            59,761
  TeleWest PLC
    9.625%, 2006                                   75,000            76,313
     0.00%, 2007                                   75,000            45,281
                                                                -----------
                                                                    759,479
                                                                -----------
Telephone Utilities (.2%)
  GTE Corp.
     8.85%, 1998                                   40,000            42,646
  MCI Communications Corp.
     7.625%, 1996                                  40,000            40,637
                                                                -----------
                                                                     83,283
                                                                -----------
Tobacco (.2%)
  B.A.T. Capital Corp.
     6.66%, 2000                                   40,000            40,924
  Philip Morris Companies Inc.
     8.75%, 1996                                   40,000            41,100
                                                                -----------
                                                                     82,024
                                                                -----------
Wholesale Trade (.4%)
  Hines Horticulture, Inc.
    11.75%, 2005                                  125,000           131,250
                                                                -----------
Total Corporate Bonds
  (Cost $6,313,125)                                               6,368,764
                                                                -----------



CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995




                                                PRINCIPAL         MARKET
          SECURITY                                AMOUNT           VALUE
          --------                              ---------         ------

U.S. GOVERNMENT & AGENCY LONG-TERM OBLIGATIONS (20.4% of Net Assets)

U.S. Treasury Bond
   8.125%, 2019                                  $830,000        $1,043,592
U.S. Treasury Notes
   7.625%, 1996                                   440,000           443,300
   7.375%, 1997                                   695,000           721,278
   5.125%, 1998                                 2,505,000         2,499,139
   6.75%, 1999                                    945,000           988,111
   7.50%, 2001                                    755,000           831,565
   7.25%, 2004                                    645,000           717,259
                                                                -----------

Total U.S. Government & Agency Long-Term Obligations
  (Cost $7,037,137)                                               7,244,244
                                                                -----------

FOREIGN CURRENCY (.1% of Net Assets)

Australian Dollar                                      75                53
British Pound Sterling                              1,373             2,133
Canadian Dollar                                       160               117
Deutsche Mark                                       6,272             4,372
French Franc                                        1,296               265
Hong Kong Dollar                                    6,461               836
Japanese Yen                                      237,194             2,297
Malaysian Ringgit                                     462               182
Netherlands Guilder                                 1,310               816
Spanish Peseta                                    105,303               868
                                                                -----------
Total Foreign Currency
  (Cost $11,900)                                                     11,939
                                                                -----------

REPURCHASE AGREEMENTS (4.4% of Net Assets)

State Street Bank & Trust Co.
   4.75%, due 1/2/96  (Cost $1,549,000)         1,549,000         1,549,000
                                                                -----------

TOTAL INVESTMENTS
  (Cost $33,376,422)                                            $35,260,242
                                                                -----------



CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
COMMON STOCKS (61.6% of Net Assets)

Aerospace (3.0%)
  General Dynamics Corp.                                    3,800   $   224,675
  Lockheed Martin Corp.                                     2,400       189,600
  Loral Corp.                                               3,800       134,425
  McDonnell Douglas Corp.                                   1,100       101,200
  Rockwell International Corp.                              2,800       148,050
                                                                    -----------
                                                                        797,950
                                                                    -----------
Airlines (.7%)
  AMR Corp.                                                   800        59,400
  Delta Air Lines, Inc.                                       700        51,713
  Northwest Airlines Corp.                                  1,500        76,500
                                                                    -----------
                                                                        187,613
                                                                    -----------
Apparel & Textiles (1.3%)
  Nautica Enterprises, Inc.                                 2,500       109,375
  St. John Knits, Inc.                                      1,800        95,625
  Tommy Hilfiger Corp.                                      3,400       144,075
                                                                    -----------
                                                                        349,075
                                                                    -----------
Auto & Auto Related (.3%)
  Discount Auto Parts, Inc.                                 2,700        84,037
                                                                    -----------
Banking (4.1%)
  Bank of Boston Corp.                                      4,600       212,750
  Bankers Trust New York Corp.                              2,800       186,200
  Chase Manhattan Corp.                                     3,400       206,125
  Morgan (J.P.) & Company, Inc.                             2,800       224,700
  PNC Bank Corp.                                            5,900       190,275
  Wells Fargo & Co.                                           300        64,800
                                                                    -----------
                                                                      1,084,850
                                                                    -----------
Building Materials & Construction (.2%)
  USG Corp.                                                 1,900        57,000
                                                                    -----------
Business Equipment & Services (.6%)
  Medic Computer Systems, Inc.                                900        54,450
  New England Business Services, Inc.                       4,200        91,875
                                                                    -----------
                                                                        146,325
                                                                    -----------
Chemicals (2.6%)
  Cabot Corp.                                                 600        32,325
  FMC Corp.                                                   800        54,100
  Goodrich (B.F.) Co.                                       2,200       149,875
  Grace (W.R.) & Co.                                        1,400        82,775
  IMC Global, Inc.                                          2,200        89,925
  Monsanto Co.                                              1,600       196,000
  Potash Corporation of Saskatchewan Inc.                   1,200        85,050
                                                                    -----------
                                                                        690,050
                                                                    -----------
Commercial Services (2.2%)
  AccuStaff, Inc.                                           3,000       132,000
  Alternative Resources Corp.                               1,600        48,400
  Cambridge Technology Partners, Inc.                       2,200       126,500
  Corrections Corporation of America                        5,000       185,625
  Quintiles Transnational Corp.                             2,400        98,400
                                                                    -----------
                                                                        590,925
                                                                    -----------
Computer Business Equipment & Services (5.9%)
  Acxiom Corporation                                        3,200        87,600
  ALANTEC Corp.                                             2,000       116,500
  Cognex Corp.                                              5,000       173,750
  Comverse Technology, Inc.                                 2,800        56,000
  Davidson and Associates, Inc.                             2,200        48,400
  Epic Design Technology, Inc.                              3,200        67,200
  Global Village Communication                              3,000        58,125
  Hyperion Software Corp.                                   4,200        89,250
  Inso Corp.                                                1,500        63,750
  McAfee Associates, Inc.                                   2,950       129,431
  Microcom, Inc.                                            2,000        52,000
  National Data Corp.                                       1,800        44,550
  NetManage, Inc.                                           2,500        58,125
  Optical Data Systems, Inc.                                1,300        32,825
  Project Software & Development, Inc.                      2,500        87,188
  Rational Software Corp.                                   2,900        64,888

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
  Remedy Corp.                                              1,100   $    65,175
  Shiva Corp.                                               1,000        72,750
  StorMedia, Inc.                                           2,100        76,650
  Zebra Technologies Corp.                                  3,600       122,400
                                                                    -----------
                                                                      1,566,557
                                                                    -----------
Conglomerates (1.1%)
  Hanson PLC                                                6,700       102,175
  Jardine Matheson Holdings Ltd.                               45           308
  Textron, Inc.                                             1,500       101,250
  Tyco International Ltd.                                   2,600        92,625
                                                                    -----------
                                                                        296,358
                                                                    -----------
Drugs & Cosmetics (1.2%)
  American Home Products Corp.                              1,800       174,600
  Bristol-Myers Squibb Co.                                  1,500       128,813
  Watson Pharmaceuticals, Inc.                                600        29,400
                                                                    -----------
                                                                        332,813
                                                                    -----------
Electric Utilities (4.1%)
  Entergy Corp.                                             7,100       207,675
  FPL Group, Inc.                                           4,900       227,238
  Illinova Corp.                                            5,000       150,000
  Kansas City Power & Light Co.                             4,500       117,563
  Texas Utilities Co.                                       1,200        49,350
  Unicom Corp.                                              7,300       239,075
  Western Resources, Inc.                                   3,500       116,813
                                                                    -----------
                                                                      1,107,714
                                                                    -----------
Electrical & Electronic Equipment (2.8%)
  Actel Corp.                                               4,300        46,225
  Allen Group, Inc.                                         2,500        55,937
  Burr-Brown Corp.                                          2,200        56,100
  Cable Design Technologies                                 1,300        57,200
  Cidco, Inc.                                               1,400        35,700
  Conner Peripherals, Inc.                                  1,300        27,300
  Credence Systems Corp.                                    2,100        48,038
  GaSonics International                                    3,050        41,175
  Input/Output, Inc.                                        1,400        80,850
  Kemet Corp.                                               3,500        83,562
  S3, Inc.                                                  4,000        70,500
  Sanmina Corp.                                             1,700        88,188
  Ultratech Stepper, Inc.                                   2,700        69,525
                                                                    -----------
                                                                        760,300
                                                                    -----------
Environmental Control (.7%)
  Tetra Tech, Inc.                                          3,000        68,250
  United Waste Systems, Inc.                                3,400       126,650
                                                                    -----------
                                                                        194,900
                                                                    -----------
Financial Services (.2%)
  Amresco, Inc.                                             3,700        47,175
                                                                    -----------
Food & Beverages (.2%)
  Dole Food Company, Inc.                                   1,500        52,500
                                                                    -----------
Health Services & Hospital Supplies (4.2%)
  Baxter International Inc.                                 4,300       180,062
  Columbia Healthcare Corp.                                 1,600        81,200
  Express Scripts, Inc.                                     1,700        86,700
  Gulf South Medical Supply, Inc.                           2,900        87,725
  Idexx Laboratories, Inc.                                  2,300       108,100
  MedPartners. Inc.                                         2,000        66,000
  Omnicare, Inc.                                            2,100        93,975
  OrNda Healthcorp                                          2,700        62,775
  PhyCor, Inc.                                              2,250       113,766
  Physician Reliance Network, Inc.                          1,900        75,525
  Physician Sales & Services, Inc.                          5,800       165,300
                                                                    -----------
                                                                      1,121,128
                                                                    -----------
Insurance (4.0%)
  Aetna Life & Casualty Co.                                 3,200       221,600
  Allstate Corp.                                            2,300        94,587
  CIGNA Corp.                                               1,600       165,200
  Compdent Corp.                                            2,000        83,000
  Hartford Steam Boiler Inspection & Insurance Co.          2,500       125,000
  St. Paul Companies Inc.                                   2,900       161,312

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS  (Cont'd)
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
  TIG Holdings, Inc.                                        2,000   $    57,000
  Travelers Group                                           2,500       157,187
                                                                    -----------
                                                                      1,064,886
                                                                    -----------
Iron & Steel (.8%)
  Carpenter Technology Corp.                                2,800       115,150
  UNR Industries Inc.                                      12,000       103,500
                                                                    -----------
                                                                        218,650
                                                                    -----------
Leasing (.2%)
  Oxford Resources Corp.                                    2,400        54,000
                                                                    -----------
Leisure & Entertainment (1.0%)
  Clear Channel Communications, Inc.                        2,400       105,900
  Mattel, Inc.                                              1,700        52,275
  Regal Cinemas, Inc.                                       3,750       111,562
                                                                    -----------
                                                                        269,737
                                                                    -----------
Lodging & Restaurants (.5%)
  Boston Chicken, Inc.                                      2,800        89,950
  Papa John's International, Inc.                           1,300        53,544
                                                                    -----------
                                                                        143,494
                                                                    -----------
Machinery & Equipment (1.2%)
  Case Corp.                                                2,000        91,500
  Electroglas, Inc.                                         4,000        98,000
  Harnischfeger Industries, Inc.                              800        26,600
  Mark IV Industries, Inc.                                  1,900        37,525
  Parker-Hannifin Corp.                                     1,600        54,800
                                                                    -----------
                                                                        308,425
                                                                    -----------
Manufacturing (1.5%)
  AGCO Corp.                                                1,600        81,600
  Black & Decker Corp.                                      1,500        52,875
  Blyth Industries, Inc.                                    3,000        88,500
  FSI International, Inc.                                   3,000        60,750
  Helix Technology Corp.                                    1,700        67,150
  Integrated Process Equipment Corp.                        1,800        42,300
                                                                    -----------
                                                                        393,175
                                                                    -----------
Miscellaneous (.3%)
  Premark International, Inc.                               1,800        91,125
                                                                    -----------
Office Equipment (.6%)
  US Office Products Co.                                    3,000        68,250
  Xerox Corp.                                                 600        82,200
                                                                    -----------
                                                                        150,450
                                                                    -----------
Oil & Gas (4.8%)
  Amoco Corp.                                               1,900       136,562
  Chevron Corp.                                             3,800       199,500
  Exxon Corp.                                               1,400       112,175
  Mobil Corp.                                               1,900       212,800
  Panhandle Eastern Corp.                                   9,400       262,025
  Repsol SA (ADR)                                           1,300        42,601
  Royal Dutch Petroleum Co.                                 1,300       183,462
  Ultramar Corp.                                            3,900       100,425
  YPF Sociedad Anonima (ADR)                                1,300        28,112
                                                                    -----------
                                                                      1,277,662
                                                                    -----------
Paper & Forest Products (.3%)
  Kimberly-Clark Corp.                                      1,092        90,363
                                                                    -----------
Printing & Publishing (.4%)
  Gartner Group, Inc.                                       2,300       110,112
                                                                    -----------
Real Estate (1.1%)
  Camden Property Trust                                     4,300       102,662
  Castle & Cooke Inc.                                         500         8,375
  Health & Retirement Property Trust                        5,700        92,625
  Meditrust Corp.                                           2,800        97,650
                                                                    -----------
                                                                        301,312
                                                                    -----------
Retail Trade (2.3%)
  CDW Computer Centers, Inc.                                1,700        68,850
  Corporate Express, Inc.                                   2,500        75,312
  Eckerd Corp.                                              1,500        66,937
  Kroger Co.                                                2,400        90,000

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
  MSC Industrial Direct Co., Inc.                           1,300   $    35,750
  Sears, Roebuck & Co.                                      4,200       163,800
  Service Merchandise Co., Inc.                             2,200        11,000
  Sunglass Hut International, Inc.                          3,000        71,250
  Waban Inc.                                                2,200        41,250
                                                                    -----------
                                                                        624,149
                                                                    -----------
Savings & Loan (.4%)
  Ahmanson (H.F.) & Co.                                     4,300       113,950
                                                                    -----------
Technology (1.8%)
  Compaq Computer Corp.                                     1,500        72,000
  Electronics for Imaging, Inc.                             3,800       166,250
  Seagate Technology, Inc.                                  1,100        52,250
  Storage Technology Corp.                                  1,800        42,975
  Stratus Computer, Inc.                                    2,000        69,250
  Sun Microsystems, Inc.                                    1,800        82,125
                                                                    -----------
                                                                        484,850
                                                                    -----------
Telcommunications (1.5%)
  Aspect Telecommunications Corp.                           3,500       117,250
  Coherent Communications Systems Corp.                     3,000        57,750
  DSP Communications, Inc.                                  2,000        87,250
  Ericsson LM Tel. Co. (ADR)                                3,520        68,640
  LCI International, Inc.                                   3,000        61,500
                                                                    -----------
                                                                        392,390
                                                                    -----------
Telephone Utilities (2.6%)
  Ameritech Corp.                                           3,800       224,200
  GTE Corp.                                                 4,700       206,800
  NYNEX Corp.                                               4,000       216,000
  VTEL Corp.                                                3,000        55,500
                                                                    -----------
                                                                        702,500
                                                                    -----------
Transportation (.9%)
  Atlas Air, Inc.                                           3,700        61,975
  Fritz Companies, Inc.                                     2,600       107,900
  Wisconsin Central Transportation                          1,100        72,325
                                                                    -----------
                                                                        242,200
                                                                    -----------
Total Common Stocks
  (Cost $14,854,915)                                                 16,500,700
                                                                    -----------
FOREIGN COMMON STOCKS (16.8% of Net Assets)

Auto & Auto Related (.5%)
  Autoliv AB (Sweden)                                       1,000        58,436
  Bridgestone Corp. (Japan)                                 1,000        15,884
  Michelin CGDE (France)                                    1,000        39,882
  Valeo SA (France)                                           700        32,420
                                                                    -----------
                                                                        146,622
                                                                    -----------
Banking (1.0%)
  Banco Popular Espanol (Spain)                               400        73,768
  Bangkok Bank Company Ltd. (Thailand)                      4,000        48,591
  HSBC Holdings PLC (Hong Kong)                             2,000        30,262
  Malayan Banking Berhad (Malaysia)                         6,000        50,557
  Societe Generale Paris (France)                             215        26,562
  Thai Farmers Bank Ltd. (Thailand)                         4,600        46,383
                                                                    -----------
                                                                        276,123
                                                                    -----------
Building Materials & Construction (.4%)
  Autopistas Concesionaria Espanola SA (Spain)              4,000        45,507
  Compagnie de Saint-Gobain (France)                          250        27,262
  PT Indocement Tunggal Prakar (Indonesia)                  7,000        27,553
                                                                    -----------
                                                                        100,322
                                                                    -----------
Chemicals (.4%)
  Akzo Nobel (Netherlands)                                    200        23,132
  Sekisui Chemical Co. (Japan)                              5,000        73,608
                                                                    -----------
                                                                         96,740
                                                                    -----------
Computer Business Equipment & Services (.4%)
  Fujitsu Ltd. (Japan)                                      8,000        89,104
  Getronics NV (Netherlands)                                  600        28,043
                                                                    -----------
                                                                        117,147
                                                                    -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
Conglomerates (1.1%)
  Canadian Pacific Ltd. (Canada)                            2,100   $    38,255
  First Pacific Co. (Hong Kong)                            42,000        46,712
  Hutchison Whampoa Ltd. (Hong Kong)                       10,000        60,912
  Mannesmann AG (Germany)                                     195        62,082
  Renong Berhad (Malaysia)                                 22,000        32,571
  Viag AG (Germany)                                           170        68,142
                                                                    -----------
                                                                        308,674
                                                                    -----------
Drugs & Cosmetics (2.4%)
  Astra AB (Sweden)                                         1,800        71,841
  Ciba-Geigy AG (Switzerland)                                 100        87,993
  PT Kalbe Farma (Indonesia)                                6,000        20,337
  Sandoz AG (Switzerland)                                     100        91,547
  Schering AG (Germany)                                     1,000        66,246
  SmithKline Beecham (United Kingdom)                       8,000        88,212
  SmithKline Bch/Bec Units (United Kingdom)                 5,000        54,512
  Takeda Chemical Industries (Japan)                        5,000        82,324
  Zeneca Group PLC (United Kingdom)                         4,000        77,372
                                                                    -----------
                                                                        640,384
                                                                    -----------
Electric Utilities (.4%)
  Powergen PLC (United Kingdom)                             3,542        29,265
  VEBA AG (Germany)                                         2,000        84,908
                                                                    -----------
                                                                        114,173
                                                                    -----------
Electrical & Electronic Equipment (1.8%)
  BBC AG Brown Boveri & Cie. (Switzerland)                     65        75,509
  Hitachi Ltd. (Japan)                                      5,000        50,363
  Keyence Corp. (Japan)                                       600        69,153
  Kyocera Corp. (Japan)                                     1,000        74,286
  Matsushita Electric Industrial Co., Ltd. (Japan)          4,000        65,085
  Philips Electronics NV (Netherlands)                      1,100        39,758
  Toshiba Corp. (Japan)                                    14,000       109,695
                                                                    -----------
                                                                        483,849
                                                                    -----------
Financial Services (.7%)
  Compagnie Bancaire SA (France)                              445        49,798
  International Nederlanden Groep NV (Netherlands)          1,000        66,804
  Nichiei Co., Ltd. (Japan)                                 1,000        74,576
                                                                    -----------
                                                                        191,178
                                                                    -----------
Food & Beverages (.5%)
  Heineken NV (Netherlands)                                   550        90,141
  Nestle SA (Switzerland)                                      50        55,310
                                                                    -----------
                                                                        145,451
                                                                    -----------
Insurance (.9%)
  AEGON NV (Netherlands)                                    2,000        88,490
  AXA (France)                                                900        60,649
  Munich Reinsurance (Germany)                                 25        54,374
  Skandia Foersaekrings AB (Sweden)                         1,300        35,145
                                                                    -----------
                                                                        238,658
                                                                    -----------
Iron & Steel (.5%)
  Acerinox SA (Spain)                                         500        50,577
  Outokumpu Oy (Finland)                                    1,200        19,037
  Rio Tinto-Zinc Corp. PLC (United Kingdom)                 4,000        58,146
                                                                    -----------
                                                                        127,760
                                                                    -----------
Leisure & Entertainment (.4%)
  Carlton Communications PLC (United Kingdom)               3,400        50,982
  Television Broadcasts Ltd. (Hong Kong)                   11,000        39,192
  Thorn EMI PLC (United Kingdom)                            1,000        23,552
                                                                    -----------
                                                                        113,726
                                                                    -----------
Machinery & Equipment (.6%)
  Mabuchi Motor Co. (Japan)                                   800        49,743
  Mitsubishi Heavy Industries Ltd. (Japan)                  6,000        47,826
  NSK Limited (Japan)                                       3,000        21,792
  SMC Corp. (Japan)                                           100         7,235
  THK Company Ltd. (Japan)                                  1,000        28,475
                                                                    -----------
                                                                        155,071
                                                                    -----------
Manufacturing (.1%)
  Western Mining Corp. Holdings Ltd. (Australia)            2,000        12,844
                                                                    -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
Miscellaneous (.3%)
  SGS Societe Generale de Surveillance
    Holdings SA (Switzerland)                                  30   $    59,558
  Siemens AG (Germany)                                         40        21,889
                                                                    -----------
                                                                         81,447
                                                                    -----------
Office Equipment (.6%)
  Canon Inc. (Japan)                                        6,000       108,668
  Ricoh Corp., Ltd. (Japan)                                 5,000        54,722
                                                                    -----------
                                                                        163,390
                                                                    -----------
Oil & Gas (1.3%)
  Ampolex Ltd. (Australia)                                 23,000        50,260
  British Petroleum Co., Ltd. (United Kingdom)              6,000        50,085
  Compagnie Francaise de Petroleum Total (France)             900        60,741
  Hong Kong & China Gas Company Ltd. (Hong Kong)           13,000        20,931
  Imperial Oil Ltd. (Canada)                                1,100        39,573
  Lasmo PLC (United Kingdom)                                7,393        19,978
  Saga Petroleum (Norway)                                   4,000        53,362
  Societe Nationale Elf Aquitaine (France)                    560        41,260
                                                                    -----------
                                                                        336,190
                                                                    -----------
Paper & Forest Products (.1%)
  Mo och Domsjo AB (Sweden)                                   800        34,098
                                                                    -----------
Printing & Publishing (.3%)
  De la Rue PLC (United Kingdom)                            1,600        16,176
  Elsevier NV (Netherlands)                                 2,200        29,339
  Wolters-Kluwer NV (Netherlands)                             400        37,839
                                                                    -----------
                                                                         83,354
                                                                    -----------
Retail Trade (1.1%)
  Adidas AG (Germany)                                         140         7,407
  Argyll Group PLC (United Kingdom)                         4,000        21,121
  Carrefour Supermarche SA (France)                           115        69,770
  Ito-Yokado Ltd. (Japan)                                   1,000        61,598
  JUSCO Co. (Japan)                                         1,000        26,053
  LVMH Louis Vuitton Moet-Hennessy (France)                   270        56,239
  Next PLC (United Kingdom)                                 7,000        49,573
                                                                    -----------
                                                                        291,761
                                                                    -----------
Telecommunications (.4%)
  Nokia AB (Finland)                                        1,200        47,179
  Telecom Italia S.p.A (Italy)                             19,000        29,551
  Telecom Italia Mobile S.p.A (Italy)                      19,000        33,439
                                                                    -----------
                                                                        110,169
                                                                    -----------
Telephone Utilities (.4%)
  DDI Corporation (Japan)                                       7        54,237
  Telefonica de Espana (Spain)                              3,000        41,550
                                                                    -----------
                                                                         95,787
                                                                    -----------
Tobacco (.2%)
  PT HM Sampoerna (Indonesia)                               4,000        41,636
                                                                    -----------
Total Foreign Common Stocks
  (Cost $4,378,632)                                                   4,506,554
                                                                    -----------
CONVERTIBLE PREFERRED STOCKS (.4% of Net Assets)

Machinery & Equipment (.4%)
 Case Corp.  (Cost $105,325)                                1,100       105,050
                                                                    -----------
FOREIGN PREFERRED STOCKS (1.0% of Net Assets)

Computer Business  Equipment & Services (.2%)
  SAP AG (Germany)                                            400        60,509
                                                                    -----------
Conglomerates (.2%)
  RWE AG (Germany)                                            185        51,586
                                                                    -----------
Electric Utilities (.2%)
  CEMIG (Brazil)                                        2,600,000        57,510
                                                                    -----------

Financial Services (.2%)
  Banco Bradesco SA (Brazil)                            6,140,292        52,700
                                                                    -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995

                                                                      MARKET
                SECURITY                                 SHARES        VALUE
                --------                                 ------       ------
Telecommunications (.2%)
  Telecomunicacoes de Sao Paulo SA (Brazil)               350,000   $    51,492
                                                                    -----------
Total Foreign Preferred Stocks
  (Cost $305,428)                                                       273,797
                                                                    -----------
                                                         PRINCIPAL
CORPORATE BONDS (10.0% of Net Assets)                      AMOUNT
                                                         ---------
Chemicals (1.2%)
  G-I Holdings
     0.00%, 1998                                         $ 75,000        58,125
  IMC Global, Inc.
     6.25%, 2001                                           90,000       113,400
  NL Industries, Inc.
     0.00%, 2005                                           75,000        57,563
  Rexene Corp.
   11.75%, 2004                                            50,000        52,375
  Synthetic Industries, Inc.
   12.75%, 2002                                            50,000        49,000
                                                                    -----------
                                                                        330,463
                                                                    -----------
Drugs & Cosmetics (.2%)
  Revlon Worldwide Corp.
     0.00%, 1998                                           75,000        55,688
                                                                    -----------
Food & Beverages (.2%)
  Van De Kamps, Inc.
    12.00%, 2005                                           50,000        51,750
                                                                    -----------
Health Services & Hospital Supplies (.2%)
  Regency Health Services, Inc.
     9.875%, 2002                                          50,000        49,500
                                                                    -----------
Leasing (.2%)
  GPA Delaware, Inc.
     8.75%, 1998                                           50,000        47,000
                                                                    -----------
Leisure & Entertainment (4.1%)
  Argyle Television, Inc.
     9.75%, 2005                                           50,000        49,750
  Bally Park Place Funding
     9.25%, 2004                                           50,000        50,875
  Bally's Casino Holdings, Inc.
     0.00%, 1998                                          100,000        80,500
  Bally's Grand, Inc.
   10.375%, 2003                                           50,000        51,000
  Casino America, Inc.
    11.50%, 2001                                           50,000        46,250
  Century Communications, Inc.
     9.75%, 2002                                           50,000        52,250
  Comcast Corp.
    9.125%, 2006                                           50,000        52,125
  Comcast UK Cable Partners Ltd.
     0.00%, 2007                                           50,000        29,250
  Continental Cablevision, Inc.
     9.50%, 2013                                           50,000        53,750
  Galaxy Telecom L.P.
   12.375%, 2005                                           50,000        49,875
  Graphic Controls Corp.
    12.00%, 2005                                           50,000        52,000
  Hollywood Casino Corp.
    12.75%, 2003                                           50,000        45,750
  Lenfest Communications, Inc.
    8.375%, 2005                                           50,000        50,187
  Mohegan Tribal Gaming
    13.50%, 2002                                           50,000        54,000
  New World Communications Corp.
     0.00%, 1999                                          100,000        69,000
  Paxson Communications Corp.
    11.625%, 2002                                          50,000        50,750

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995

                                                       PRINCIPAL      MARKET
                SECURITY                                 AMOUNT        VALUE
                --------                               ---------      ------
  Resorts International, Inc.
    11.00%, 2003                                         $ 50,000   $    46,500
  Rio Hotel & Casino, Inc.
    10.625%, 2005                                          50,000        50,797
  Trump Castle Funding, Inc.
    11.75%, 2003                                           50,000        43,063
  Trump Taj Mahal
    0.00%, 1999                                            50,000        48,125
  United International Holdings, Inc.
    0.00%, 1999                                           100,000        58,750
                                                                    -----------
                                                                      1,084,547
                                                                    -----------
Manufacturing (.5%)
  Figgie International, Inc.
    9.875%, 1999                                           50,000        50,000
  Jordan Industries, Inc.
    10.375%, 2003                                          50,000        44,500
  Portola Packaging, Inc.
    10.75%, 2005                                           50,000        51,750
                                                                    -----------
                                                                        146,250
                                                                    -----------
Oil & Gas (.2%)
  Mesa Capital CP
    12.75%, 1998                                           50,000        44,250
                                                                    -----------
Paper & Forest Products (.7%)
  Doman Industries Ltd.
     8.75%, 2004                                           50,000        47,375
  Fort Howard Corp.
     9.00%, 2006                                           50,000        49,000
  Gaylord Container Corp.
     0.00%, 2005                                           50,000        49,250
  Stone Container Corp.
     9.875%, 2001                                          50,000        48,625
                                                                    -----------
                                                                        194,250
                                                                    -----------
Printing & Publishing (.2%)
  Marvel III Holdings Inc.
     9.125%, 1998                                          50,000        46,000
                                                                    -----------
Retail Trade (.2%)
  Pathmark Stores, Inc.
     0.00%, 2003                                          100,000        61,250
                                                                    -----------
Technology (.3%)
  Storage Technology Corp.
     7.00%, 2008                                           70,000        78,050
                                                                    -----------
Telecommunications (1.6%)
  A+ Network, Inc.
    11.875%, 2005                                          50,000        50,500
  American Communication Services, Inc.
     0.00%, 2005                                          100,000        55,250
  In-Flight Phone Corp.
     0.00%, 2002                                           50,000        16,625
  Metrocall, Inc.
    10.375%, 2007                                          50,000        53,000
  MFS Communications Company, Inc.
     0.00%, 2004                                           75,000        60,562
  MobleMedia Corp.
     9.375%, 2007                                          50,000        51,500
  Paging Network Inc.
    10.125%, 2007                                          50,000        54,125
  PriCellular Corp.
     0.00%, 2003                                           75,000        58,500
  TeleWest PLC
     9.625%, 2006                                          25,000        25,437
     0.00%, 2007                                           25,000        15,094
                                                                    -----------
                                                                        440,593
                                                                    -----------

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
LIFESPAN CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Cont'd)
December 31, 1995

                                                       PRINCIPAL      MARKET
                SECURITY                                 AMOUNT        VALUE
                --------                               ---------      ------
Wholesale Trade (.2%)
  Hines Horticulture, Inc.
    11.75%, 2005                                       $   50,000   $    52,500
                                                                    -----------
Total Corporate Bonds
  (Cost $2,654,521)                                                   2,682,091
                                                                    -----------
U.S. GOVERNMENT & AGENCY LONG-TERM OBLIGATIONS (4.8% of Net Assets)

U.S. Treasury Bond
   8.125%, 2019                                           210,000       264,041
U.S. Treasury Notes
   5.125%, 1998                                           375,000       374,355
   6.75%, 1999                                            235,000       245,721
   7.50%, 2001                                            190,000       209,268
   7.25%, 2004                                            160,000       177,925
                                                                    -----------
Total U.S. Government & Agency Long-Term Obligations
  (Cost $1,225,031)                                                   1,271,310
                                                                    -----------
FOREIGN CURRENCY (.1% of Net Assets)
Australian Dollar                                              70            52
Canadian Dollar                                               160           117
Deutsche Mark                                               6,272         4,372
French Franc                                                1,392           284
Hong Kong Dollar                                            6,461           836
Japanese Yen                                              237,057         2,077
Malaysian Ringgit                                             462           182
Netherlands Guilder                                         1,310           816
Spanish Peseta                                            105,733           872

Total Foreign Currency
  (Cost $9,584)                                                           9,608
                                                                    -----------
REPURCHASE AGREEMENTS (5.1% of Net Assets)

State Street Bank & Trust Co.
   4.75%, due 1/2/96  (Cost $1,366,000)                 1,366,000     1,366,000
                                                                    -----------
TOTAL INVESTMENTS
  (Cost $24,899,436)                                                $26,715,110
                                                                    -----------

Notes to Schedule of Investments
December 31, 1995

1. Aggregate gross unrealized appreciation (depreciation) as of December 31, 1995, based on cost for Federal income tax purposes, was as follows:

                                                      DIVERSIFIED                   CAPITAL
                                                        INCOME       BALANCED     APPRECIATION
                                                      ----------------------------------------
   Aggregate gross unrealized appreciation            $   882,347   $ 2,623,926   $ 2,604,877
   Aggregate gross unrealized depreciation                (79,389)     (740,106)     (789,203)
                                                      -----------   -----------   -----------

   Net unrealized appreciation                        $   802,958   $ 1,883,820   $ 1,815,674
                                                      -----------   -----------   -----------

2. The aggregate cost of investments for
   Federal income tax purposes was:                   $20,096,477   $33,376,422   $24,899,436
                                                      -----------   -----------   -----------

3. Purchases and sales of securities
   (excluding short-term securities) for
   the period from September 1, 1995 (Inception) to December 31, 1995 are summarized as follows:

   Purchases                                          $21,845,083   $36,260,259   $26,837,979
   Sales                                              $ 2,691,649   $ 4,298,440   $ 3,112,005

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
STATEMENT OF NET ASSETS
December 31, 1995


                                                                          LIFESPAN
                                                                         PORTFOLIOS
                                                       ----------------------------------------------
                                                       DIVERSIFIED                         CAPITAL
                                                          INCOME          BALANCED       APPRECIATION
                                                       ----------------------------------------------
ASSETS

 Investments:
   Bonds, at market value
    (Cost $14,912,519, $13,350,262, $3,879,552)         $15,243,522      $13,613,008      $3,953,401
   Common stocks, at market value
    (Cost $4,192,633, $18,054,507, $19,233,547)           4,664,863       19,707,448      21,007,254
   Preferred stocks, at market value
    (Cost $105,325, $410,753, $410,753)                     105,050          378,847         378,847
   Foreign currency, at market value
    (Cost $11,900, $9,584)                                       --           11,939           9,608
   Short-term securities                                    886,000        1,549,000       1,366,000
                                                        -----------      -----------     -----------
                                                         20,899,435       35,260,242      26,715,110
 Cash                                                        48,812           88,615          79,730
 Investment income receivable                               281,130          278,434         104,796
 Receivable from securities sold                                 --           12,775          15,099
 Foreign currency market receivable from forward contracts       --           20,883          20,916
 Foreign tax receivable                                          --            1,535           1,094
                                                        -----------      -----------     -----------
 Total Assets                                            21,229,377       35,662,484      26,936,745
                                                        -----------      -----------     -----------
LIABILITIES

 Accrued expenses payable                                    53,462           74,249          50,668
 Payable for securities purchased                                --          121,006         117,593
                                                        -----------      -----------     -----------
 Total Liabilities                                           53,462          195,255         168,261
                                                        -----------      -----------     -----------

NET ASSETS                                              $21,175,915      $35,467,229     $26,768,484
                                                        -----------      -----------     -----------
                                                        -----------      -----------     -----------

OUTSTANDING SHARES                                       20,324,034       33,743,194      25,154,663
                                                        -----------      -----------     -----------
                                                        -----------      -----------     -----------

NET ASSET VALUE PER SHARE                                     $1.04            $1.05           $1.06
                                                        -----------      -----------     -----------
                                                        -----------      -----------     -----------

NET ASSETS CONSIST OF:
 Capital (par value and paid-in surplus)                $20,337,106      $33,759,324     $25,163,733
 Undistributed (distribution in excess of)
   net investment income                                     10,436           (9,802)        (16,721)
 Accumulated undistributed net realized gain (loss)          25,415         (186,996)       (215,118)
 Net unrealized appreciation                                802,958        1,904,703       1,836,590
                                                        -----------      -----------     -----------

NET ASSETS                                              $21,175,915      $35,467,229     $26,768,484
                                                        -----------      -----------     -----------
                                                        -----------      -----------     -----------


The accompanying notes are an integral part of these financial statements.

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
STATEMENT OF OPERATIONS
For the period from September 1, 1995 (Inception) to December 31, 1995



                                                                          LIFESPAN
                                                                         PORTFOLIOS
                                                       ----------------------------------------------
                                                       DIVERSIFIED                         CAPITAL
                                                          INCOME          BALANCED       APPRECIATION
                                                       ----------------------------------------------
INVESTMENT INCOME
   Income:
     Interest                                            $377,031          $409,667       $167,824
     Dividends                                             72,611           109,946        106,835
                                                       ----------        ----------     ----------
   Total Income                                           449,642           519,613        274,659
                                                       ----------        ----------     ----------

   Expenses:
     Investment advisory fees                              51,050            96,385         72,333
     Custodian fees                                        16,164            40,348         38,102
     Other                                                 34,886            33,358         17,212
                                                       ----------        ----------     ----------
   Total Expenses                                         102,100           170,091        127,647
                                                       ----------        ----------     ----------

NET INVESTMENT INCOME                                     347,542           349,522        147,012
                                                       ----------        ----------     ----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                25,415          (200,333)      (231,094)
    Net realized gain on foreign currency                      --            13,337         15,976
    Net unrealized appreciation on investments            802,958         1,883,820      1,815,674
    Net unrealized appreciation on foreign currency
      forward contracts                                        --            20,883         20,916
                                                       ----------        ----------     ----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS                                    828,373         1,717,707      1,621,472
                                                       ----------        ----------     ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           $1,175,915        $2,067,229     $1,768,484
                                                       ----------        ----------     ----------
                                                       ----------        ----------     ----------


The accompanying notes are an integral part of these financial statements.

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the period from September 1, 1995 (Inception) to December 31, 1995



                                                                          LIFESPAN
                                                                         PORTFOLIOS
                                                       ----------------------------------------------
                                                       DIVERSIFIED                         CAPITAL
                                                          INCOME          BALANCED       APPRECIATION
                                                       ----------------------------------------------

INCREASE IN NET ASSETS

  FROM OPERATIONS:
    Net investment income                                $347,542        $349,522        $147,012
    Net realized gain (loss) on investments                25,415        (200,333)       (231,094)
    Net realized gain on foreign currency                      --          13,337          15,976
    Net unrealized appreciation                           802,958       1,904,703       1,836,590
                                                       ----------      ----------      ----------
    Net increase in net assets
      resulting from operations                         1,175,915       2,067,229       1,768,484
                                                       ----------      ----------      ----------
  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                (337,106)       (359,324)       (163,733)
    Net realized gain on investments                           --              --              --
                                                       ----------      ----------      ----------
                                                         (337,106)       (359,324)       (163,733)
                                                       ----------      ----------      ----------
  FROM CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sale of shares                   20,000,000      33,400,000      25,000,000
    Net asset value of shares issued to
      shareholders from reinvestment of dividends         337,106         359,324         163,733
    Cost of shares reacquired                                  --              --              --
                                                      -----------     -----------     -----------
    Increase in net assets derived from
      capital share transactions                       20,337,106      33,759,324      25,163,733
                                                      -----------     -----------     -----------
NET INCREASE IN NET ASSETS                             21,175,915      35,467,229      26,768,484

NET ASSETS - BEGINNING OF PERIOD                               --              --              --
                                                      -----------     -----------     -----------
NET ASSETS - END OF PERIOD                            $21,175,915     $35,467,229     $26,768,484
                                                      -----------     -----------     -----------
                                                      -----------     -----------     -----------
Undistributed (distribution in excess of) net investment
  income included in net assets at end of period          $10,436         ($9,802)       ($16,721)
                                                      -----------     -----------     -----------
                                                      -----------     -----------     -----------
Undistributed net realized gain on investments
  and foreign currency included in net assets
  at end of period                                        $25,415       ($186,996)      ($215,118)
                                                      -----------     -----------     -----------
                                                      -----------     -----------     -----------


The accompanying notes are an integral part of these financial statements.

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
FINANCIAL HIGHLIGHTS
For the period from September 1, 1995 (Inception) to December 31, 1995

Selected data for a share of capital stock outstanding throughout the period:


                                              NET REALIZED   DISTRIBUTIONS
                                DIVIDENDS     & UNREALIZED     FROM NET       NET ASSET
PERIOD            NET           FROM NET          GAIN         REALIZED       VALUE AT
ENDED          INVESTMENT      INVESTMENT          ON           GAIN ON       BEGINNING
DECEMBER 31      INCOME          INCOME        INVESTMENTS    INVESTMENTS     OF PERIOD
---------------------------------------------------------------------------------------

LIFESPAN DIVERSIFIED INCOME PORTFOLIO
 1995(a)         $.02            $(.02)           .$.04           $ -            $1.00

LIFESPAN BALANCED PORTFOLIO
 1995(a)          .01             (.01)             .05             -             1.00

LIFESPAN CAPITAL APPRECIATION PORTFOLIO
 1995(a)          .01             (.01)             .06             -             1.00




                RATIO OF      RATIO OF NET                        NET
 NET ASSET     OPERATING       INVESTMENT                       ASSETS
  VALUE AT    EXPENSES TO       INCOME TO                      AT END OF       ANNUAL
    END         AVERAGE          AVERAGE        PORTFOLIO     PERIOD (IN        TOTAL
 OF PERIOD   NET ASSETS (b)  NET ASSETS (b)   TURNOVER (b)    THOUSANDS)        RETURN (c)
------------------------------------------------------------------------------------------

LIFESPAN DIVERSIFIED INCOME PORTFOLIO
  $1.04         1.50%            5.11%          41.21%          $21,176          5.69%

LIFESPAN BALANCED PORTFOLIO
   1.05         1.50             3.08           39.67            35,467          6.08

LIFESPAN CAPITAL APPRECIATION PORTFOLIO
   1.06         1.50             1.73           38.73            26,768          6.65



  (a) For the period from September 1, 1995 (Inception) to December 31, 1995
  (b) Annualized
  (c) Annual total returns do not include the effect of sales charges

CONNECTICUT MUTUAL FINANCIAL SERVICES
SERIES FUND I, INC.
NOTES TO FINANCIAL STATEMENTS
For the period from September 1, 1995 (Inception) to December 31, 1995


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Connecticut Mutual Financial Services Series Fund I, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is currently comprised of nine separate portfolios, including the following three LifeSpan Portfolios included in these financial statements: Diversified Income, Balanced and Capital Appreciation. An interest in the Fund is limited to the assets of the Portfolio or Portfolios in which shares are held by shareholders, and such shareholders are entitled to a pro rata share of all dividends and distributions arising from the net investment income and net realized capital gains on the investments of such Portfolios.

    As of December 31, 1995, the sole shareholders of the LifeSpan Portfolios are Connecticut Mutual Life Insurance Company and C. M. Life Insurance Company, through their General Accounts.

    The following is a summary of significant accounting policies followed by the Fund:

    (a) Valuation of Investment Securities - Equity and debt securities which are traded on securities exchanges are valued at the last sales price as of the close of business on the day the securities are being valued. Lacking any sales, equity securities are valued at the last bid price and debt securities are valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market and included in the NASDAQ National Market System are valued using the last sales price when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers who make a market in the securities. Short-term securities are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures established by the Board of Directors of the Fund, including the use of valuations furnished by a private service retained by the custodian.

    (b) Foreign Currency Transactions - Foreign currency transactions are translated to U. S. dollars at the prevailing exchange rate on the trade date. Since investment transactions are recorded on a trade date basis, the prevailing exchange rate may differ on actual settlement date. Similarly, the prevailing exchange rate on ex-dividend or interest receivable date may vary from the date when dividends or interest are received. These differences give rise to currency gains and losses which are included as a component of investment income. For the four months ended December 31, 1995, these transactions resulted in net currency losses of $9,375 and $12,631 for the Balanced and Capital Appreciation Portfolios, respectively. At December 31, 1995, all foreign currency has been translated to U. S. dollars using the prevailing exchange rate on the last business day of the year.

    (c) Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Under such provisions, by distributing substantially all of its taxable income to its shareholders or otherwise complying with requirements for regulated investment companies, the Fund will not be subject to Federal income taxes. Accordingly, no provision for Federal income taxes is required. For Federal tax reporting purposes, each Portfolio is treated as a separate taxable entity.

    (d) Gains and Losses - Realized gains and losses from sales of investments are determined on the identified cost basis.

    (e) Other - Investment transactions are accounted for on the trade date which is the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date and interest income is accrued on a daily basis. All expenses are accrued on a daily basis.

2.  INVESTMENT ADVISORY FEES AND OTHER AFFILIATE TRANSACTIONS

    The Fund has an Investment Advisory Agreement with G.R. Phelps & Co., Inc. (the Investment Adviser), a wholly-owned subsidiary of Connecticut Mutual Life Insurance Company. Subject to review by the Board of Directors of the Fund, the Investment Adviser is responsible for the investment management (the buying, holding and selling of securities) for all Portfolios and has engaged three Sub-Advisers to assist in the selection of portfolio investments for three of the Components of the Accounts. Scudder, Stevens & Clark, Inc. is the Sub-Adviser to the International Equity Component, BEA Associates is the Sub-Adviser to the High Yield Bond Component and Pilgrim Baxter & Associates is the Sub-Adviser to the Small Cap Component. The Fund's Board of Directors has approved all Sub-Advisory Agreements. The Investment Adviser performs certain administrative services for all the Portfolios.

    The Diversified Income Portfolio, Balanced Portfolio and Capital Appreciation Portfolio each pay monthly to the Investment Adviser a fee equal on an annual basis to 0.75%, 0.85% and 0.85%, respectively, of the respective Portfolios' first $250 million of average daily net assets and 0.65%, 0.75% and 0.75%, respectively, on such assets over $250 million.

    The investment advisory fees, which also cover certain administrative and management services, amounted to $219,769 for all Portfolios for the four months ended December 31, 1995. As compensation for their services to the Portfolios, the Sub-Advisers received the following fees from the Investment Adviser for the four months ended December 31, 1995: Scudder, Stevens & Clark, Inc. - $24,424, BEA Associates - $15,868, and Pilgrim Baxter & Associates - $22,858.

3.  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid monthly for the Diversified Income Portfolio and semi-annually for the Balanced and Capital Appreciation Portfolios. All net realized capital gains, if any, are declared and paid at least annually.

4.  CAPITAL STOCK

    The authorized capital stock of the Fund at December 31, 1995 consisted of 3,000,000,000 shares of common stock, par value $0.001 per share. The shares of stock are divided among nine separate Portfolios, three of which are indicated below. All shares of common stock have equal voting rights, except that only shares of a particular Portfolio are entitled to vote on matters pertaining to that Portfolio.

    Transactions in capital stock were as follows:


                                          DIVERSIFIED                        CAPITAL
                                             INCOME         BALANCED       APPRECIATION

                                         ------------       --------       ------------

    Shares authorized (in millions)           200              200               200
                                         ------------     -----------       ------------
                                         ------------     -----------       ------------
    Shares sold                            20,000,000      33,400,000         25,000,000
    Shares issued to shareholders
     from reinvestment of dividends           324,034         343,194            154,663
                                         ------------     -----------       ------------
         Total issued                      20,324,034      33,743,194         25,154,663
    Shares reacquired                               -               -                  -
                                         ------------     -----------       ------------

    Net increase                           20,324,034      33,743,194         25,154,663
                                         ------------     -----------       ------------
                                         ------------     -----------       ------------

5.  SUBSEQUENT EVENT

    On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger, subject to regulatory approval, of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this merger, the shareholders of the Fund are being asked to consider and approve a new investment advisory agreement between the Fund and OppenheimerFunds, Inc., an indirect subsidiary of MML.

                               [Letterhead]


                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
     Connecticut Mutual Financial Services Series Fund I:


We have audited the accompanying statement of net assets, including the schedule of investments, of Connecticut Mutual Financial Services Series Fund I (a Maryland corporation) LifeSpan Diversified Income, LifeSpan Balanced and LifeSpan Capital Appreciation Accounts (the LifeSpan Accounts) as of December 31, 1995, and the related statements of operations and changes in net assets for the period from inception (September 1, 1995) to December 31, 1995, and the financial highlights for the period indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective LifeSpan Accounts of Connecticut Mutual Financial Services Series Fund I as of December 31, 1995, the results of their operations and the changes in their net assets for the period from inception (September 1, 1995) to December 31, 1995, and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.

                                             ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 29, 1996